Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account One:
The Director Select Outlook Series I/IR
The Director Select Series I

Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Two:
The Director Select Series III/IIIR
The Director Select Series II/IIR
The Wachovia Director
The Director Select Series I

Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Three:
The Director M Select

Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Seven:
Leaders Select Series I
Leaders Select Outlook Series I

Supplement dated December 1, 2022 to the variable annuity prospectus dated May 2, 2022 and the updating summary prospectus dated May 2, 2022

This supplement is for informational purposes and requires no action on your part.

At a meeting held on November 15-16, 2022, the Board of Trustees of the Allspring Variable Trust Funds approved the following name change effective on or about May 1, 2023:

Current Fund Name	New Fund Name effective on or about May 1, 2023:
Allspring VT Omega Growth Fund	Allspring VT Discovery All Cap Growth Fund

This supplement should be retained for future reference.
HV-7947